Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005036 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000005036 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000005036 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000005036 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000005036 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005036 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000005036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000005036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000005036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000005036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
C000005036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000005036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005036 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005036 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005030 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000005030 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000005030 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000005030 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000005030 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005030 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000005030 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000005030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000005030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000005030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[2]
C000005030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000005030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005030 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005030 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005060 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000005060 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000005060 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000005060 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000005060 [Member] | United Community Banks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000005060 [Member] | PROG Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000005060 [Member] | Bel Fuse Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000005060 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000005060 [Member] | Cellebrite DI Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000005060 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000005060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000005060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005060 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005060 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000005061 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000005061 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005061 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000005061 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000005061 [Member] | United Community Banks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000005061 [Member] | PROG Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005061 [Member] | Bel Fuse Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005061 [Member] | Simmons First National Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005061 [Member] | Cellebrite DI Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005061 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000005061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000005061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005061 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005061 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000005065 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005065 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000005065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000005065 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000005065 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000005065 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000005065 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000005065 [Member] | Berkshire Hathaway Inc CL B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000005065 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000005065 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000005065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000005065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005065 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005065 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005064 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000005064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000005064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000005064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000005064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000005064 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000005064 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000005064 [Member] | Berkshire Hathaway Inc CL B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000005064 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000005064 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000005064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000005064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005064 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005064 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005072 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005072 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005072 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005072 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000005072 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005072 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.